Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Revenue		$ 17,128,067	$ 17,186,677	$ 13,971,743
Cost of sales		(13,885,050)	(13,829,471)	(10,604,640)
Gross profit		3,243,017	3,357,206	3,367,103
Operating expenses:
Selling and distribution expenses		(245,153)	(304,406)	(239,013)
General and administrative expenses		(2,675,644)	(2,677,883)	(1,646,043)
Income from operations		322,220	374,917	1,482,047
Other income/(expenses):
Interest expense		(134,894)	(582,013)	(403,723)
Other income, net		243,079	436,050	219,309
Profit before income tax		430,405	228,954	1,297,633
Income tax expense		(194,780)	(19,281)	(178,101)
Profit for the year		235,625	209,673	1,119,532
Other comprehensive income:
Exchange differences on translating foreign operations				(313)
Total comprehensive income attributable to equity owners of the Company		$ 235,625	$ 209,673	$ 1,119,219
Earnings per share attributable to owners of the Company
Basic earnings per share (in Dollars per share)		$ 0.01	$ 0.01	$ 0.07
Diluted earnings per share (in Dollars per share)		$ 0.01	$ 0.01	$ 0.07
Weighted average number of ordinary shares used in computing basic earnings (in Shares)	[1]	17,735,342	16,000,000	16,000,000
Weighted average number of ordinary shares used in computing diluted earnings (in Shares)	[1]	17,735,342	16,000,000	16,000,000

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 1.